Taxes (Details) - Schedule of taxes payable - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of Taxes Payable [Abstract]
Income tax payable		$ 669,780
Value added tax payable	115,087	326,468
Other taxes payable	52,263	105,212
Total taxes payable	$ 167,350	$ 1,101,460